Financing	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Financing

Note 7. Financing

Advance from NDX

On September 18, 2018, the Company entered into a merger agreement with NDX. In connection with signing the merger agreement, NDX loaned the Company $ 1.5 million. On October 21, 2019, the Company and NDX entered into a settlement agreement (“NDX Settlement Agreement”). The NDX Settlement Agreement required the Company to pay $ 100 thousand on the date of execution and $ 1.0 million upon receipt of proceeds from the Excess Consideration Note. The $ 1.0 million payment was made in October 2019. As a result of such payment, pursuant to the NDX Settlement Agreement, the balance of the Advance from NDX was reduced to $ 450 thousand and each party released the other from all claims under the original credit agreement and the Merger Agreement. The remaining amount due was to be paid in nine monthly payments of $ 50 thousand commencing in November 2019. If the Company fails to make any of the required monthly payments, NDX may convert all, but not less than all, of the amounts then owing into a number of shares of the Company’s common stock at a conversion price of $ 4.50 per share. The NDX Settlement Agreement adjusted the interest rate of the obligation to 0%. In July 2020, the Company paid the final $ 50 thousand on the Advance from NDX.

Atlas Sciences Note

In October 2019, the Company entered into a twelve-month unsecured promissory note with Atlas Sciences, LLC (“Atlas Sciences”) of $ 1.3 million (the “Atlas Sciences Note”). The Atlas Sciences Note resulted in cash receipts of $ 1.3 million, reflecting an original issue discount of $ 88 thousand and expenses payable by the Company of $ 10 thousand. The Atlas Sciences Note has a 12-month term and bears interest at 10% per annum. Atlas Sciences may redeem any portion of the note, at any time after six months from the issuance date upon three business days’ notice, subject to a monthly maximum redemption amount of $ 300 thousand. The Company may prepay the Atlas Sciences Note at any time without penalty. Upon the occurrence of an event of default, the interest rate will be adjusted to 22% per annum.

Between June 3, 2020 and June 9, 2020, the Company issued an aggregate of approximately 153 thousand shares of the Company’s common stock, with a fair value of $ 531 thousand, to Atlas Sciences in exchange for the return to the Company of $ 500 thousand of principal amount from its unsecured promissory note. Between July 23, 2020 and September 23, 2020, the Company issued an aggregate of approximately 246 thousand shares of the Company’s common stock, with a fair value of $ 1.05 million, to Atlas Sciences in exchange for the return to the Company of the remaining principal and interest from its unsecured promissory note.

Note 8. Financing

Convertible Note

On July 17, 2018, the Company issued a convertible promissory note to Iliad Research and Trading, L.P. (“Iliad”), with an initial principal amount of $2.6 million (“Convertible Note”). The Company received consideration of $2.5 million, reflecting an original issue discount of $100 thousand and expenses payable by the Company of $25 thousand. The Convertible Note had an 18-month term and carried interest at 10% per annum. The note was convertible into shares of the Company’s common stock at a conversion price of $24.00 per share upon 5 trading days’ notice, subject to certain adjustments (standard dilution) and ownership limitations specified in the Convertible Note and resulted in a beneficial conversion feature discount of $328 thousand at inception.

Iliad could redeem any portion of the Convertible Note, at any time after six months from the issue date upon 5 trading days’ notice, subject to a maximum monthly redemption amount of $650 thousand, with the Company having the option to pay such redemptions in cash, the Company’s common stock at the Conversion Price, or by a combination thereof, subject to certain conditions, including that the stock price is $30.00 per share or higher. At maturity, the Company could pay the outstanding balance in cash, the Company’s common stock at the Conversion Price, or by a combination thereof, subject to certain conditions. The Convertible Note provided that in the event of default, the lender may, at its option, elect to increase the outstanding balance applying the default effect (defined as outstanding balance at date of default multiplied by 15% plus outstanding amount) by providing written notice to the Company. In addition, the interest rate increases to 22% upon default. The default effect and default interest rate provisions qualified as embedded derivatives with an estimated fair value of $55 thousand at December 31, 2018.

During the first quarter of 2019, the Company entered into a standstill agreement with Iliad, which among other things, provided that Iliad would not seek to redeem any portion of the Convertible Note prior to April 15, 2019 and, as consideration for the standstill, increased the outstanding balance of the note by $202 thousand. In May 2019, Iliad agreed to a second standstill until May 31, 2019. As consideration, the conversion price was reduced to $6.82 for $1.3 million of the balance of the Convertible Note; the remainder was still convertible at $24.00. The reduction in the conversion price increased the fair value of the embedded conversion option by $547 thousand. The future cash flows of the Convertible Note changed by more than 10% as a result of the second standstill, so the Company amortized the remaining debt discount and debt issuance costs of $37 thousand, resulting in a loss on debt extinguishment of $584 thousand during the year ended December 31, 2019, of which $328 thousand was allocated to discontinuing operations. Loss on debt extinguishment allocated to continuing operations was recorded in interest expense.

As of June 20, 2019, the Company was in default on the Convertible Note. The Convertible Note began accruing interest at the default rate and the outstanding balance was increased by the default effect ($409 thousand) upon the notice of default.

In May 2019, Iliad converted $350 thousand of the Convertible Note into an aggregate of 51 thousand shares of the Company’s common stock at a conversion price of $6.82 per share. During the year ended December 31, 2019, the Company issued 174 thousand shares of common stock to Iliad in exchange for the return of $612 thousand of principal amounts due under the Convertible Note using the exchange date fair market value of the Company’s common stock. In October 2019, the Convertible Note was settled for $2.7 million, in cash, including accrued interest of $439 thousand. Of this settlement, $1.3 million was paid directly by Atlas Sciences, LLC (“Atlas Sciences”) through the issuance of a new note payable to Atlas Sciences described below.

The Convertible Note was the general unsecured obligation of the Company. At December 31, 2019, the Convertible Note had a balance of $0. At December 31, 2018, the Convertible Note had a balance of $2.5 million, net of discounts and unamortized debt issuance costs of $136 thousand and $8 thousand, respectively. The effective interest rate during the years ended December 31, 2019 and 2018, was 70% and 40%. During the years ended December 31, 2019 and 2018, the Company incurred $420 thousand and $347 thousand, respectively, of contractual interest and amortization of the beneficial conversion feature. In addition, the Company incurred $40 thousand of amortization of other debt discounts and issuance costs, $202 thousand of standstill fees, $409 thousand of default penalties, and $547 thousand of additional cost related to reducing the conversion price on a portion of the debt during the year ended December 31, 2019. The Company incurred $85 thousand of amortization of other debt discounts and issuance costs during the year ended December 31, 2018.

Advance from NovellusDx, Ltd.

On September 18, 2018, the Company entered into an agreement and plan of merger (“Merger Agreement”) with NovellusDx, Ltd. (“NDX”). In connection with signing the Merger Agreement, NDX loaned the Company $1.5 million. Interest originally accrued on the outstanding balance at 10.75% per annum (“Advance from NDX”), and the advance was to mature upon the earlier of March 31, 2019 or the date on which the Merger Agreement was terminated in accordance with its terms (or ninety days thereafter in the case of certain causes for termination). Upon certain events of default, NDX would be able to convert all, but not less than all, of the outstanding balance into shares of the Company’s common stock at a conversion price of $18.18 per share, which qualified as a contingent beneficial conversion feature that would only be recognized if a default occurred.

On December 15, 2018, the Company terminated the Merger Agreement. As a result, the Advance from NDX, plus interest thereon, became due and payable on March 15, 2019, and the interest rate was increased to 21% due to an event of default. As a result of the default, the Company recognized the beneficial conversion feature discount of $1.2 million. The default interest rate provision qualified as an embedded derivative with an estimated fair value of $31 thousand at December 31, 2018. At December 31, 2018, the principal balance of the Credit Agreement was $1.5 million, which is presented net of the unamortized beneficial conversion feature of $965 thousand in the Consolidated Balance Sheet. Prior to the NDX Settlement Agreement, defined in the next paragraph, the effective interest rate on the Advance from NDX was 81% and 69% during the years ended December 31, 2019 and 2018, respectively. The Company recognized $1.2 million and $261 thousand of interest and amortization of the beneficial conversion feature during the years ended December 31, 2019 and 2018, respectively. Of these amounts, $637 thousand and $147 thousand are included in discontinued operations.

On October 21, 2019, the Company and NDX entered into a settlement agreement (“NDX Settlement Agreement”). The NDX Settlement Agreement required the Company to pay $100 thousand on the date of execution and $1.0 million upon receipt of proceeds from the Excess Consideration Note. The $1.0 million payment was made in October 2019. As a result of such payment, pursuant to the NDX Settlement Agreement, the balance of the Advance from NDX was reduced from $708 thousand to $450 thousand and each party released the other from all claims under the original credit agreement and the Merger Agreement. The remaining amount due is to be paid in nine monthly payments of $50 thousand commencing in November 2019. If the Company fails to make any of the required monthly payments, NDX may convert all, but not less than all, of the amounts then owing into a number of shares of the Company’s common stock at a conversion price of $4.50 per share. The NDX Settlement Agreement adjusted the interest rate of the obligation to 0%. The Company recognized a gain on troubled debt restructuring relating to the NDX Settlement Agreement of $258 thousand during the year ended December 31, 2019. The gain was the difference between the book value of the debt at settlement and the future payments due.

The Advance from NDX is the general unsecured obligation of the Company. At December 31, 2019, the Advance from NDX had a principal balance of $350 thousand.

Note Payable, Net

On October 21, 2019, the Company issued an unsecured promissory note to Atlas Sciences, an affiliate of Iliad, for $1.3 million (“Note Payable”). The Company received consideration of $1.3 million, reflecting an original issue discount of $88 thousand and expenses payable by the Company of $10 thousand. The Note Payable has a 12-month term and bears interest at 10% per annum. The proceeds from the Note Payable were utilized to partially repay the Convertible Note. Atlas Sciences may redeem any portion of the note, at any time after six months from the issuance date upon three business days’ notice, subject to a monthly maximum redemption amount of $300 thousand. The Company may prepay the Note Payable at any time without penalty. Upon the occurrence of an event of default, Atlas Sciences can elect to adjust the interest rate to 22% per annum and/or apply the default effect, which increases the outstanding balance of the Note Payable by 15% on the date of default. At December 31, 2019, the Note Payable had a principal balance of $1.3 million, which is presented net of discounts and unamortized debt issuance costs of $64 thousand and $7 thousand, respectively.

All of the Company’s debt matures in 2020.